Note 8 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ 5,878	$ 4,209	$ 7,362
Deferred tax assets	1,473	2,323
Deferred tax liabilities	7,352	6,532
Temporary difference, property, equipment and intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	20,466	20,948
Temporary difference, trade receivables [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(300)	(337)
Temporary difference, intercompany interest costs subject to limitations [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(8,066)	(9,710)
Temporary difference, withholding tax expected to be credited [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(216)	(166)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(5,399)	(5,818)
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ (606)	$ (709)